Cover Page Cover Page	Feb. 15, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 15, 2024
Entity Registrant Name	AIR LEASE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35121
Entity Tax Identification Number	27-1840403
Entity Address, Address Line One	2000 Avenue of the Stars,
Entity Address, Address Line Two	Suite 1000N
Entity Address, City or Town	Los Angeles,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	553-0555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001487712
Amendment Flag	false
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AL
Security Exchange Name	NYSE
6.150% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A
Entity Information [Line Items]
Title of 12(b) Security	6.150% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	AL PRA
Security Exchange Name	NYSE